Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of depreciation rates and schedule of reconciliation of property, plant and equipment	The Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings	2-3.3%
Leasehold property	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

	Investment property	Property	Equipment	Right of use assets[1]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2023	5	3,585	3,018	1,950	8,558
Additions	—	112	297	20	429
Disposals[2]	(3)	(24)	(954)	(50)	(1,031)
Exchange and other movements	—	(95)	(14)	82	(27)
As at 31 December 2023	2	3,578	2,347	2,002	7,929
Accumulated depreciation and impairment
As at 1 January 2023	—	(1,642)	(2,244)	(1,056)	(4,942)
Depreciation charge	—	(163)	(256)	(157)	(576)
Impairment	—	(33)	—	(27)	(60)
Disposals[2]	—	10	944	48	1,002
Exchange and other movements	—	50	(7)	21	64
As at 31 December 2023	—	(1,778)	(1,563)	(1,171)	(4,512)
Net book value	2	1,800	784	831	3,417
Cost
As at 1 January 2022	7	4,131	3,210	1,920	9,268
Additions	—	273	313	37	623
Disposals	(1)	(923)	(641)	(68)	(1,633)
Exchange and other movements	(1)	104	136	61	300
As at 31 December 2022	5	3,585	3,018	1,950	8,558
Accumulated depreciation and impairment
As at 1 January 2022	—	(2,255)	(2,586)	(872)	(5,713)
Depreciation charge	—	(181)	(227)	(206)	(614)
Impairment	—	(23)	0	(22)	(45)
Disposals	—	882	630	65	1,577
Exchange and other movements	—	(65)	(61)	(21)	(147)
As at 31 December 2022	—	(1,642)	(2,244)	(1,056)	(4,942)
Net book value	5	1,943	774	894	3,616
Notes
1Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 20 for further details.
2Disposals primarily pertain to  fully depreciated assets which are not in use.